PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

7 PROPERTY, PLANT AND EQUIPMENT

	Building	Freehold land	Laboratory equipment	Motor vehicle	Furniture, fittings and equipment	Renovation	Total
	S$	S$	S$	S$	S$	S$	S$

Cost:
At January 1, 2022	1,132,764	419,510	945,324	53,042	273,952	408,867	3,233,459
Addition	-	-	362,491	-	30,968	80,336	473,795
Disposal and write off	-	-	-	-	(2,603)	-	(2,603)
Currency realignment	(37,636)	(24,624)	(71,349)	(3,113)	(16,243)	(23,999)	(176,964)
At December 31, 2022	1,095,128	394,886	1,236,466	49,929	286,074	465,204	3,527,687
Addition	-	-	32,642	-	11,350	14,303	58,295
Currency realignment	(34,665)	(22,680)	(59,937)	(2,868)	(14,281)	(22,104)	(156,535)
At December 31, 2023	1,060,463	372,206	1,209,171	47,061	283,143	457,403	3,429,447

Accumulated depreciation:
At January 1, 2022	38,617	-	435,542	30,057	140,990	92,462	737,668
Addition	40,125	-	221,506	10,258	60,879	46,899	379,667
Disposal and write off	-	-	-	-	(1,023)	-	(1,023)
Currency realignment	(2,104)	-	(42,755)	(2,036)	(10,217)	(6,476)	(63,588)
At December 31, 2022	76,638	-	614,293	38,279	190,629	132,885	1,052,724
Addition	39,500	-	225,484	9,639	54,776	45,353	374,752
Currency realignment	(2,489)	-	(38,409)	(2,426)	(11,374)	(8,084)	(62,782)
At December 31, 2023	113,649	-	801,368	45,492	234,031	170,154	1,364,694

Carrying amount:
At December 31, 2022	1,018,490	394,886	622,173	11,650	95,445	332,319	2,474,963

At December 31, 2023	946,814	372,206	407,803	1,569	49,112	287,249	2,064,753

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023

Motor vehicle is acquired under finance leasing arrangement. Details of the lease liability is disclosed in Note 13.

As of December 31, 2023, bank borrowing is secured by the freehold land and building of the Group with carrying amount of S$894,487 (2022: S$959,051).

Depreciation expense included in the consolidated statements of profit or loss and other comprehensive loss is analyzed as follows:

	2022	2023
	S$	S$

Depreciation of property, plant and equipment (per above)	379,667	374,752
Less: Accounted under
“Research expenses” (Note 18)	(270,421)	(272,886)
	109,246	101,866